INCOME AND OTHER TAXES - Schedule of Components of Net Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
Deferred Tax Assets, Gross [Abstract]
Deferred revenue and warranty provisions	$ 1,022	$ 1,471
Provisions for product returns and doubtful accounts	95	107
Credit carryforwards	540	511
Loss carryforwards	509	372
Operating and compensation related accruals	604	765
Other	158	304
Deferred tax assets	2,928	3,530
Valuation allowance	(777)	(709)
Deferred tax assets, net of valuation allowance	2,151	2,821
Deferred Tax Liabilities, Gross [Abstract]
Leasing and financing	(178)	(109)
Property and equipment	(483)	(743)
Acquired intangibles	(4,004)	(7,281)
Other	(344)	(131)
Deferred tax liabilities	(5,009)	(8,264)
Net deferred tax assets (liabilities)	$ (2,858)	$ (5,443)